Advances - Schedule of Activity in Advances (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Advances [Roll Forward]
Advances, beginning balance	$ 893,914	$ 890,832	$ 890,832		$ 184,463		$ 103,591
Acquisitions	0	99,318	99,319	[1]	733,438	[1]	118,360	[1]
Transfers to match funded advances	0	(10,156)	(10,156)		(142,286)		(74,317)
Sales of advances to HLSS	(224,756)	0	0	[2]	(200,749)	[2]	0	[2]
New advances (collections of advances), net and other	151,780	(7,292)	(86,081)		315,966		36,829
Advances, ending balance	$ 517,378	$ 987,286	$ 893,914		$ 890,832		$ 184,463

[1]	Servicing advances acquired through business acquisitions and asset acquisitions, primarily in connection with the acquisition of MSRs.
[2]	Advances sold in in connection with the sales of Rights to MSRs met the requirements for sale accounting and were derecognized from our financial statements at the time of the sale. Advances sold in connection with the Ginnie Mae EBO Transactions in 2014 did not qualify as sales for accounting purposes.